Income Taxes - Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	¥ (53,790)	$ (7,693)	¥ (340,741)	¥ (651,301)
Income tax expense at PRC statutory rate	(13,448)	(1,923)	(85,185)	(162,825)
Effect of different tax rates			355	(439)
Research and development super-deduction	(57,595)	(8,235)	(15,814)	(21,812)
Non-deductible expenses			38,398	69,646
Non-taxable income			(1,776)	(1,807)
Expiration of Tax Attributes	12,504	1,788	14,327	12,421
Deferred only adjustment			(1,367)	(3,083)
Transfer pricing adjustment			3,460	12,011
Interest and penalty	699	100	783	219
Tax rate change	870	124	(431)	(13,453)
Provision to return	14,232	2,035	(7,900)	2,722
Changes in valuation allowance	14,831	2,121	60,505	98,530
Income tax expenses	1,556	223	¥ 5,885	¥ 2,388
Effect of PRC preferential tax rates	3,485	498
Exchange gain and loss	7,891	1,128
Nondeductible ESOP expense	3,548	507
Excessive Entertainment	4,260	609
Disposal loss	810	116
Others Non-deductible	670	97
Changes in Unrecognized Tax Benefits	¥ 1,335	$ 191
Income tax expense at PRC statutory rate, Percent			25.00%	25.00%
Statutory tax rate difference between PRC and other jurisdictions, Percent	25.00%	25.00%
Changes in valuation allowance, Percent	(28.00%)	(28.00%)
Effect of PRC preferential tax rates, Percent	(6.00%)	(6.00%)
Exchange gain and loss, Percent	(15.00%)	(15.00%)
Nondeductible ESOP expense, Percent	(7.00%)	(7.00%)
Excessive Entertainment, Percent	(8.00%)	(8.00%)
Disposal loss, Percent	(2.00%)	(2.00%)
Others Non-deductible, Percent	(1.00%)	(1.00%)
Changes in Unrecognized Tax Benefits, Percent	(2.00%)	(2.00%)
Research and development super-deduction, Percent	107.00%	107.00%
Tax rate change, Percent	(2.00%)	(2.00%)
Provision to return, Percent	(26.00%)	(26.00%)
Expiration of tax attributes, Percent	(23.00%)	(23.00%)
Interest and penalty, Percent	(1.00%)	(1.00%)
Income tax expenses, Percent	(3.00%)	(3.00%)
CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between PRC and other jurisdictions	¥ 1,223	$ 175
Statutory tax rate difference between PRC and other jurisdictions, Percent	(2.00%)	(2.00%)
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Non-deductible expenses	¥ 1,008	$ 144
Non-taxable income	(1,287)	(184)
Statutory tax rate difference between PRC and other jurisdictions	¥ (144)	$ (21)
Statutory tax rate difference between PRC and other jurisdictions, Percent	0.00%	0.00%
Non-deductible expenses, Percent	(2.00%)	(2.00%)
Non-taxable income, Percent	2.00%	2.00%
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Deferred only adjustment	¥ 1,350	$ 193
Changes in valuation allowance	6,210	888
Others	(54)	(8)
Statutory tax rate difference between PRC and other jurisdictions	¥ (842)	$ (120)
Statutory tax rate difference between PRC and other jurisdictions, Percent	2.00%	2.00%
Deferred only adjustment, Percent	(3.00%)	(3.00%)
Changes in valuation allowance, Percent	(12.00%)	(12.00%)
Others, Percent	0.00%	0.00%
PRC Subsidiaries [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at PRC statutory rate			¥ 530	¥ 10,258